Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,875	$ 5,031
Restricted cash	898	772
Trade receivables, net	416	399
Financing receivables, net	19,428	19,167
Inventories, net	7,082	6,726
Property, plant and equipment, net	5,269	5,901
Investments in unconsolidated subsidiaries and affiliates	631	526
Equipment under operating leases	1,857	1,774
Goodwill	2,538	2,453	$ 2,472
Other intangible assets, net	806	788
Deferred tax assets	1,134	591
Derivative assets	73	98
Other assets	2,345	1,874
Total Assets	47,352	46,100
LIABILITIES AND EQUITY
Debt	24,854	24,445
Trade payables	5,632	5,889
Deferred tax liabilities	172	114
Pension, postretirement and other postemployment benefits	1,578	1,488
Derivative liability	121	108
Other liabilities	8,839	8,958
Total Liabilities	41,196	41,002
Total Equity	6,121	5,068	$ 4,232	$ 4,320
Redeemable noncontrolling interest	35	30
Total Liabilities and Equity	47,352	46,100
Industrial Activities
ASSETS
Cash and cash equivalents	4,407	4,553
Restricted cash	120	0
Trade receivables, net	416	398
Financing receivables, net	1,223	1,253
Inventories, net	6,907	6,510
Property, plant and equipment, net	5,268	5,899
Investments in unconsolidated subsidiaries and affiliates	3,213	3,126
Equipment under operating leases	51	34
Goodwill	2,383	2,301
Other intangible assets, net	790	774
Deferred tax assets	1,090	635
Derivative assets	34	81
Other assets	2,148	1,707
Total Assets	28,050	27,271
LIABILITIES AND EQUITY
Debt	6,558	6,347
Trade payables	5,490	5,771
Deferred tax liabilities	19	83
Pension, postretirement and other postemployment benefits	1,558	1,470
Derivative liability	97	89
Other liabilities	8,172	8,413
Total Liabilities	21,894	22,173
Total Equity	6,121	5,068
Redeemable noncontrolling interest	35	30
Total Liabilities and Equity	28,050	27,271
Financial services
ASSETS
Cash and cash equivalents	468	478
Restricted cash	778	772
Trade receivables, net	28	34
Financing receivables, net	20,657	20,252
Inventories, net	175	216
Property, plant and equipment, net	1	2
Investments in unconsolidated subsidiaries and affiliates	237	219
Equipment under operating leases	1,806	1,740
Goodwill	155	152
Other intangible assets, net	16	14
Deferred tax assets	178	175
Derivative assets	47	24
Other assets	319	323
Total Assets	24,865	24,401
LIABILITIES AND EQUITY
Debt	20,748	20,436
Trade payables	191	173
Deferred tax liabilities	286	250
Pension, postretirement and other postemployment benefits	20	18
Derivative liability	32	26
Other liabilities	771	681
Total Liabilities	22,048	21,584
Total Equity	2,817	2,817
Redeemable noncontrolling interest	0	0
Total Liabilities and Equity	$ 24,865	$ 24,401